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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-08365
                                                                       _____________________________

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

 Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                  _______________

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Core Bond Fund, Evergreen Select High Yield Bond Fund, Evergreen Strategic Core Bond Portfolio and Evergreen International Bond Fund, for the quarter ended January 31, 2006. Evergreen Core Bond Fund, Evergreen Select High Yield Bond Fund and Evergreen Strategic Core Bond Portfolio have an April 30 fiscal year end. Evergreen International Bond Fund has an October 31 fiscal year end.

Date of reporting period:           January 31, 2006
                                                       _______________

Item 1 – Schedule of Investments

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.7%
FIXED-RATE 8.7%
FHLMC:
6.90%, 12/01/2010	$37,350,000	$40,250,601
7.21%, 06/15/2017	10,297,186	10,931,802
7.65%, 05/01/2025	3,665,506	4,004,419
FNMA:
4.12%, 06/01/2013	9,145,211	8,628,396
4.32%, 12/01/2009	4,770,000	4,682,917
4.94%, 11/01/2012	15,809,759	15,532,732
5.39%, 09/01/2014	4,429,785	4,500,035
5.625%, 12/01/2011	8,064,480	8,237,528
5.67%, 09/01/2006	3,778,515	3,769,657
5.81%, 01/01/2009	9,557,008	9,682,320
5.86%, 04/01/2009	106,137	107,719
5.95%, 03/01/2012	28,648,395	29,704,218
5.96%, 12/01/2008	3,508,134	3,559,640
5.98%, 11/01/2011	24,084,886	24,967,016
6.05%, 03/01/2012	5,502,007	5,724,078
6.06%, 07/01/2012	15,053,426	15,683,811
6.08%, 12/01/2011	24,611,126	25,637,451
6.10%, 08/01/2008	2,534,625	2,571,942
6.12%, 04/01/2009	7,220,657	7,377,617
6.125%, 05/01/2009	4,123,816	4,216,772
6.13%, 04/01/2009	35,091	35,846
6.14%, 04/01/2009	3,585,560	3,664,526
6.15%, 08/01/2008	7,732,384	7,856,770
6.17%, 04/01/2009	171,322	175,137
6.20%, 09/01/2008	903,379	919,523
6.22%, 08/01/2012	7,751,391	8,191,282
6.23%, 04/01/2011	94,524	98,498
6.25%, 02/01/2011	24,135,000	25,136,399
6.26%, 06/01/2009	5,360,674	5,514,670
6.31%, 03/01/2008	1,883,953	1,911,605
6.37%, 08/01/2011	4,184,020	4,397,959
6.375%, 01/01/2009	6,675,726	6,843,768
6.42%, 11/01/2008 - 02/01/2011	1,502,572	1,544,265
6.46%, 04/01/2006	589,441	588,378
6.54%, 12/01/2007	58,172	59,097
6.61%, 06/01/2009	7,907,569	8,145,100
6.65%, 12/01/2007	9,268,053	9,429,179
6.81%, 12/01/2006	102,246	102,582
6.84%, 03/01/2007	6,815,164	6,876,108
6.95%, 08/01/2009	135,505	141,007
7.01%, 12/01/2010	15,208,431	16,253,761
7.02%, 07/01/2009	55,469	57,759
7.13%, 11/01/2006	3,971,184	4,019,834
7.20%, 12/01/2006	1,418,038	1,424,548
7.29%, 12/01/2010	34,449,416	37,227,012
7.41%, 10/01/2009	4,108,183	4,334,925
7.42%, 10/01/2009	3,263,902	3,445,135

Total Agency Commercial Mortgage-Backed Securities (cost $404,325,970)		388,165,344

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 10.9%
FIXED-RATE 10.9%
FHLMC:
Ser. 2715, Class ND, 4.50%, 03/15/2016	$13,330,000	$13,063,547
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	10,836,488
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,269,918
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	10,015,821
Ser. 2840, Class NC, 5.50%, 03/15/2028	14,515,000	14,578,470
Ser. 2873, Class MC, 5.50%, 02/15/2028	24,503,000	24,616,956
Ser. 2873, Class PD, 5.50%, 12/15/2030	17,321,000	17,249,376
Ser. 2923, Class QD, 5.50%, 08/15/2030	10,000,000	9,956,380
Ser. 2931, Class AM, 4.50%, 07/15/2019	20,994,792	20,518,645
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	21,963,664
Ser. 3063, Class YE, 5.50%, 10/15/2034	26,039,000	25,677,261
Ser. 3079, Class MD, 5.00%, 03/15/2034	31,524,250	30,129,857
Ser. 3081, Class CP, 5.50%, 10/15/2034	24,853,000	24,370,166
Ser. 3083, Class UB, 4.50%, 06/15/2032	44,308,268	42,969,551
Ser. 3102, Class PJ, 5.00%, 07/16/2044	34,511,000	33,177,592
Ser. 3104, Class QC, 5.00%, 09/15/2031	25,413,676	24,690,888
Ser. 3104, Class QD, 5.00%, 05/15/2034	20,924,817	20,083,340
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	12,220,000	12,473,680
Ser. 2002-15, Class PG, 6.00%, 04/25/2017	33,300,000	33,957,698
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	29,233,066	28,418,952
Ser. 2005-121, Class AJ, 4.50%, 07/25/2032	56,890,548	55,211,014

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $495,161,037)		490,229,264

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 17.1%
FIXED-RATE 17.1%
FHLB:
5.00%, 09/01/2035	18,703,757	18,071,050
5.34%, 12/01/2035 	24,223,416	24,109,566
FHLMC:
4.50%, 05/01/2034 - 04/01/2035	31,333,346	29,394,754
4.96%, 09/01/2035	15,701,165	15,481,191
5.00%, 04/15/2028 - 12/01/2035	85,932,226	83,942,461
5.05%, 09/01/2035	54,804,792	53,514,687
6.00%, 04/01/2017	81,585	83,181
6.50%, 09/01/2019 - 10/01/2032	15,825,451	16,239,607
7.00%, 02/01/2015	170,480	176,211
FHLMC 30 year, 5.00%, TBA #	47,045,000	45,427,828
FNMA:
4.50%, 03/01/2020	10,126,578	9,837,168
5.00%, 12/01/2017 - 11/01/2035	24,056,643	23,592,761
5.12%, 10/01/2035	11,384,328	11,326,302
5.16%, 11/01/2035	17,558,299	17,478,037
5.36%, 10/01/2035	38,244,720	38,054,271
5.50%, 01/01/2034 - 09/01/2035	51,318,434	50,827,067
5.80%, 12/01/2008	6,058,167	6,126,272
6.00%, 12/01/2008 - 12/01/2012	396,674	403,577
6.04%, 02/01/2009	3,810,801	3,861,768
6.11%, 04/01/2009	11,561,780	11,804,932
6.82%, 10/01/2007	12,312,264	12,476,543
7.00%, 08/01/2028 - 06/01/2032	265,700	276,433
7.50%, 02/01/2012 - 12/01/2030	8,116,744	8,513,575
FNMA 15 year, 5.00%, TBA #	101,470,000	100,233,284
FNMA 30 year, 5.50%, TBA #	181,775,000	179,863,960

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
4.75%, 07/20/2024	$6,029,820	$6,053,161
7.00%, 11/15/2029	329,985	346,857
7.75%, 07/15/2020 - 08/15/2021	945,463	1,002,686
8.25%, 07/15/2008 - 05/15/2020	627,307	675,988
8.30%, 06/15/2019	67,897	73,371
11.50%, 05/15/2013 - 06/15/2013	12,621	13,951

Total Agency Mortgage-Backed Pass Through Securities (cost $773,620,159)		769,282,500

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
FNMA:
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	28,705,000	27,383,218
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	40,000	39,937
Ser. 2004-W9, Class 1A2, 5.95%, 02/25/2044	30,270,000	30,300,300

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $59,329,327)		57,723,455

ASSET-BACKED SECURITIES 3.5%
American Home Mtge. Investment Trust, Ser. 2005-2, Class 5A1, 5.06%, 09/25/2035	25,345,000	24,620,386
Argent Securities, Inc., Ser. 2003-W3, Class AF6, 5.41%, 09/25/2033	12,250,000	12,235,023
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	18,705,000	18,314,860
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	17,465,000	17,175,792
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036 	13,075,000	12,965,170
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	6,420,052	6,420,452
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,485,000	17,384,666
Ser. 2003-RZ5, Class A3, 3.80%, 07/25/2030	11,904,288	11,855,523
Ser. 2004-KS2, Class AI3, 3.02%, 05/25/2029	20,900,000	20,652,661
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 	1,760	1,760
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	17,680,000	17,439,807

Total Asset-Backed Securities (cost $160,163,044)		159,066,100

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.1%
FIXED-RATE 11.1%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	25,815,000	24,970,550
Ser. 2004-3, Class A5, 5.30%, 06/10/2039	26,550,000	26,874,056
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	12,635,000	12,285,314
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-PWR4, Class A3, 5.47%, 06/11/2041	38,870,000	39,335,888
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	10,250,000	10,005,946
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	29,315,313
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	31,120,000	30,038,596
GE Capital Comml. Mtge. Corp.:
Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	27,352,403
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,847,000	12,410,675
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	22,215,000	22,238,270
Goldman Sachs Mtge. Securities Corp. II, Ser. 2004-GG2, Class A6, 5.40%, 08/10/2038	41,720,000	42,042,379
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	11,869,636	11,384,124
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-C2, Class A3, 5.21%, 05/15/2041	17,385,000	17,395,773
Ser. 2004-PNC1, Class A4, 5.55%, 06/12/2041	24,559,000	24,864,406
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	7,625,402	7,795,936
Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	7,612,770	7,742,700
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	21,455,000	20,445,045
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	23,393,756	22,697,289
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	5,023,552

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	$1,067,789	$1,068,042
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,688,000	30,349,579
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	14,839,117	14,399,652
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	31,399,000	31,210,257
Wachovia Bank Comml. Mtge. Trust:
Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	15,226,400	14,718,560
Ser. 2004-C16, Class A4, 4.85%, 10/15/2041	11,560,000	11,210,377

Total Commercial Mortgage-Backed Securities (cost $506,146,611)		497,174,682

CORPORATE BONDS 17.0%
CONSUMER DISCRETIONARY 1.7%
Automobiles 0.3%
Ford Motor Co., 6.375%, 02/01/2029	23,350,000	15,994,750

Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	10,116,098
Time Warner, Inc., 7.625%, 04/15/2031	26,000,000	28,968,550

		39,084,648

Multi-line Retail 0.5%
May Department Stores Co.:
6.70%, 09/15/2028	9,640,000	10,047,126
6.90%, 01/15/2032	10,000,000	10,621,840

		20,668,966

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	2,029,677

Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,276,000

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	15,000,000	14,262,315
7.40%, 03/15/2031	4,585,000	5,232,393

		19,494,708

FINANCIALS 10.2%
Capital Markets 2.1%
Bank of New York Co., Inc., 3.75%, 02/15/2008	18,000,000	17,582,364
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	10,000,000	9,684,850
7.35%, 10/01/2009	3,115,000	3,344,818
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,110,787
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	6,265,000	6,649,659
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	12,400,000	11,866,006
4.125%, 09/10/2009	12,600,000	12,178,694
Morgan Stanley:
3.625%, 04/01/2008	7,850,000	7,637,689
3.875%, 01/15/2009	23,850,000	23,067,887

		93,122,754

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 1.4%
National City Corp., 4.50%, 03/15/2010	$20,000,000	$19,624,860
PNC Financial Services Group, Inc.:
6.125%, 02/15/2009	10,440,000	10,736,997
7.50%, 11/01/2009	11,390,000	12,331,942
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,097,778

		62,791,577

Consumer Finance 3.0%
American General Financial Corp., 4.50%, 11/15/2007	18,525,000	18,388,915
Caterpillar Financial Services, 3.70%, 08/15/2008	25,000,000	24,241,700
Ford Motor Credit Co., 6.875%, 02/01/2006	2,500,000	2,500,000
General Electric Capital Corp., 6.125%, 02/22/2011	7,350,000	7,697,339
HSBC Finance Corp.:
4.125%, 11/16/2009	15,000,000	14,459,190
4.625%, 09/15/2010	12,000,000	11,730,492
4.75%, 05/15/2009	12,600,000	12,473,950
6.75%, 05/15/2011	8,550,000	9,134,649
Sprint Capital Corp., 6.875%, 11/15/2028	31,600,000	34,339,056

		134,965,291

Insurance 0.6%
American International Group, Inc., 4.70%, 10/01/2010 144A	30,000,000	29,479,410

Real Estate 2.4%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	15,000,000	14,762,535
BRE Properties, Inc., REIT, 4.875%, 05/15/2010	17,000,000	16,725,518
CarrAmerica Realty Corp., REIT, 5.125%, 09/01/2011	13,500,000	13,173,786
Duke Realty Corp., REIT:
3.35%, 01/15/2008	12,000,000	11,550,828
3.50%, 11/01/2007	19,800,000	19,273,379
7.05%, 03/01/2006	3,600,000	3,605,724
7.75%, 11/15/2009	7,510,000	8,109,148
EOP Operating, LP:
6.75%, 02/15/2008	9,000,000	9,269,505
6.80%, 01/15/2009	9,075,000	9,454,335
7.00%, 07/15/2011	1,000,000	1,069,236

		106,993,994

Thrifts & Mortgage Finance 0.7%
Washington Mutual, Inc., 5.00%, 03/22/2012	14,000,000	13,739,082
World Savings Bank FSB, 4.50%, 06/15/2009	18,000,000	17,720,784

		31,459,866

HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Merck & Co., Inc., 4.75%, 03/01/2015	25,000,000	23,829,475

INDUSTRIALS 0.6%
Air Freight & Logistics 0.2%
Federal Express Corp., 6.72%, 01/15/2022	7,660,979	8,296,726

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,367,350
7.125%, 12/15/2010	6,870,000	7,448,488

		17,815,838

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 0.3%
Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	$11,365,000	$12,071,903

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	25,473

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.1%
BellSouth Corp., 6.375%, 06/01/2028	3,780,000	3,858,526
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	18,955,187
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,220,267
Verizon Communications, Inc., 5.875%, 01/17/2012	9,050,000	9,126,925

		47,160,905

Wireless Telecommunication Services 0.4%
Cingular Wireless, 8.125%, 05/01/2012	17,500,000	20,143,130

UTILITIES 1.5%
Electric Utilities 0.7%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,776,061
Virginia Electric & Power Co., Ser. B, 6.00%, 01/15/2036	15,000,000	14,997,330

		31,773,391

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	18,010,975

Multi-Utilities 0.4%
PG&E Corp., 6.05%, 03/01/2034	17,650,000	18,032,034

Total Corporate Bonds (cost $757,497,267)		763,521,491

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.2%
FHLB, 7.03%, 07/14/2009	2,000,000	2,140,822
FHLMC:
5.125%, 07/15/2012	2,500,000	2,539,105
6.25%, 03/05/2012	1,400,000	1,417,916
FNMA, 6.375%, 06/15/2009	4,500,000	4,718,335

Total U.S. Government & Agency Obligations (cost $11,080,190)		10,816,178

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds, 7.25%, 08/15/2022	274,595,000	352,919,105
U.S. Treasury Notes:
2.75%, 08/15/2007	92,715,000	90,292,172
3.00%, 02/15/2008	55,685,000	54,066,682
4.25%, 08/15/2015	58,790,000	57,471,869
TIPS, 3.375%, 01/15/2007	29,372,246	29,799,084

Total U.S. Treasury Obligations (cost $582,842,748)		584,548,912

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 11.5%
FIXED-RATE 10.4%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	22,000,000	21,479,883
Ser. 2005-E, Class 2A6, 4.72%, 02/25/2035	18,516,000	18,026,492
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	14,127,000	13,743,349
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%, 10/25/2033	625,276	601,341
Countrywide Home Loans, Inc.:
Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	681,634	661,779
Ser. 2005-31, Class 3A1, 5.62%, 01/25/2036 	40,340,444	40,296,069
Ser. 2005-HYB3, Class 2A6B, 4.57%, 04/20/2035	30,592,000	29,718,709
GSR Mtge. Loan Trust:
Ser. 2005-AR4,Class 3A5, 4.79%, 05/25/2034	33,168,000	32,306,959
Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	80,619,737	78,949,296
Ser. 2006-AR1, Class 2A1, 5.20%, 01/25/2036 	35,760,000	35,498,952

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
Washington Mutual, Inc.:
Ser. 2005-AR4, Class A5, 4.68%, 04/25/2035	$37,426,000	$36,515,051
Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035	38,700,000	37,593,331
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	48,007,000	46,947,005
Ser. 2005-AR12, Class 1A8, 4.84%, 10/25/2035	34,158,235	33,619,218
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	42,020,000	40,265,728

		466,223,162

FLOATING-RATE 1.1%
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-9XS, Class A, 4.90%, 07/25/2034	1,302,737	1,306,681
Ser. 2005-21, Class 3A1, 5.39%, 11/25/2035 	46,735,794	46,422,665

		47,729,346

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $519,896,358)		513,952,508

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.4%
FIXED-RATE 0.6%
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.50%, 02/25/2035	25,727,250	25,225,221

FLOATING-RATE 0.8%
IndyMac Index Mtge. Loan Trust:
Ser. 2005-1, Class A1, 4.83%, 11/25/2035	15,830,416	15,874,537
Ser. 2005-AR7, Class 4A1, 5.30%, 06/25/2035 8	21,214,022	21,037,945

		36,912,482

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $62,372,839)		62,137,703

YANKEE OBLIGATIONS-CORPORATE 0.7%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	24,124,302

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010	7,380,000	8,059,698

Total Yankee Obligations-Corporate (cost $30,689,957)		32,184,000

YANKEE OBLIGATIONS-GOVERNMENT 0.1%
Canada, 4.625%, 10/03/2006	1,000,000	998,889
Italy, 2.50%, 03/31/2006	1,000,000	996,614

Total Yankee Obligations-Government (cost $1,996,790)		1,995,503

	Shares	Value

MUTUAL FUND SHARES 0.5%
MFS Government Markets Income Trust	914,200	5,969,726
MFS Intermediate Income Trust	1,007,750	6,288,360
Putnam Master Intermediate Income Trust	711,600	4,376,340
Putnam Premier Income Trust	828,800	5,146,848
Salomon Brothers Global High Income Trust	112,100	1,423,670

Total Mutual Fund Shares (cost $22,552,370)		23,204,944

SHORT-TERM INVESTMENTS 9.0%
MUTUAL FUND SHARES 9.0%
Evergreen Institutional Money Market Fund ø ## (cost $405,238,457)	405,238,457	405,238,457

Total Investments (cost $4,792,913,124) 106.0%		4,759,241,041
Other Assets and Liabilities (6.0%)		(270,066,955)

Net Assets 100.0%		$4,489,174,086

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $4,804,034,813. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,862,651 and $62,656,423, respectively, with a net unrealized depreciation of $44,793,772.

EVERGREEN SELECT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS 90.9%
CONSUMER DISCRETIONARY 23.0%
Diversified Consumer Services 1.9%
Alderwoods Group, Inc., 7.75%, 09/15/2012	$4,325,000	$4,487,187
Service Corporation International, 7.00%, 06/15/2017 144A	4,100,000	4,182,000

		8,669,187

Hotels, Restaurants & Leisure 8.5%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	3,875,000	4,083,281
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,075,000	5,005,219
Las Vegas Sands Corp., 6.375%, 02/15/2015	4,945,000	4,741,019
MGM MIRAGE, Inc., 5.875%, 02/27/2014	5,325,000	5,158,594
Seneca Gaming Corp., 7.25%, 05/01/2012	4,215,000	4,288,762
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 05/01/2007	4,825,000	4,963,719
Station Casinos, Inc., 6.50%, 02/01/2014	4,500,000	4,511,250
Town Sports International, Inc., 9.625%, 04/15/2011	3,375,000	3,552,187
Vail Resorts, Inc., 6.75%, 02/15/2014	3,450,000	3,484,500

		39,788,531

Household Durables 1.4%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	4,825,000	4,689,741
Meritage Homes Corp., 6.25%, 03/15/2015	2,075,000	1,909,000

		6,598,741

Media 5.9%
CSC Holdings, Inc., 7.625%, 04/01/2011	3,875,000	3,899,219
Dex Media West, LLC, 5.875%, 11/15/2011	3,800,000	3,857,000
Emmis Communications Corp., 6.875%, 05/15/2012	1,700,000	1,666,000
LIN TV Corp., 6.50%, 05/15/2013	5,575,000	5,296,250
Mediacom Communications Corp., 9.50%, 01/15/2013	3,925,000	3,915,187
MediaNews Group, Inc., 6.375%, 04/01/2014	4,100,000	3,751,500
R.H. Donnelley Corp., 10.875%, 12/15/2012	4,400,000	4,972,000

		27,357,156

Multi-line Retail 1.0%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	4,500,000	4,735,386

Specialty Retail 2.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,000,000	3,165,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	4,105,000	4,341,037
United Auto Group, Inc., 9.625%, 03/15/2012	3,875,000	4,136,563

		11,642,600

Textiles, Apparel & Luxury Goods 1.8%
Oxford Industries, Inc., 8.875%, 06/01/2011	3,750,000	3,857,813
Warnaco Group, Inc., 8.875%, 06/15/2013	4,195,000	4,509,625

		8,367,438

CONSUMER STAPLES 6.2%
Food & Staples Retailing 2.5%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	950,000	990,375
Ingles Markets, Inc., 8.875%, 12/01/2011	4,910,000	5,180,050
Rite Aid Corp., 8.125%, 05/01/2010	5,280,000	5,412,000

		11,582,425

Food Products 2.9%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	4,825,000	4,987,844
Dean Foods Co., 6.625%, 05/15/2009	3,975,000	4,084,312
Del Monte Foods Co., 8.625%, 12/15/2012	4,098,000	4,364,370

		13,436,526

Household Products 0.8%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	3,875,000	3,826,563

1

EVERGREEN SELECT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 12.7%
Energy Equipment & Services 3.5%
Dresser, Inc., 9.375%, 04/15/2011	$4,350,000	$4,600,125
Hanover Compressor Co., 9.00%, 06/01/2014	170,000	186,575
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	3,875,000	3,894,375
Offshore Logistics, Inc., 6.125%, 06/15/2013	5,575,000	5,379,875
Parker Drilling Co., 9.625%, 10/01/2013	1,909,000	2,152,398

		16,213,348

Oil, Gas & Consumable Fuels 9.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,305,000	4,412,625
Exco Resources, Inc., 7.25%, 01/15/2011	4,020,000	4,100,400
Ferrellgas Partners, LP, 6.75%, 05/01/2014	5,485,000	5,306,737
Forest Oil Corp., 7.75%, 05/01/2014	4,825,000	5,078,312
Frontier Oil Corp., 6.625%, 10/01/2011	3,800,000	3,914,000
Peabody Energy Corp., 6.875%, 03/15/2013	4,395,000	4,570,800
Plains Exploration & Production Co., 8.75%, 07/01/2012	4,030,000	4,362,475
Targa Resources, Inc., 8.50%, 11/01/2013 144A	4,375,000	4,571,875
Tesoro Corp., 6.625%, 11/01/2015 144A	2,175,000	2,202,188
Williams Cos., 7.125%, 09/01/2011	4,400,000	4,609,000

		43,128,412

FINANCIALS 7.9%
Consumer Finance 1.0%
General Motors Acceptance Corp., 5.625%, 05/15/2009	5,075,000	4,758,432

Diversified Financial Services 1.1%
Arch Western Finance, LLC, 6.75%, 07/01/2013	4,925,000	4,998,875

Insurance 0.9%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,100,000	4,356,250

Real Estate 4.9%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	3,174,000	3,459,660
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	4,775,000	4,936,156
Omega Healthcare Investors, Inc., REIT:
7.00%, 04/01/2014	2,130,000	2,172,600
7.00%, 01/15/2016 144A	1,150,000	1,161,500
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	4,825,000	4,776,750
Ventas, Inc., REIT, 7.125%, 06/01/2015	5,925,000	6,228,656

		22,735,322

HEALTH CARE 4.8%
Health Care Providers & Services 3.9%
Extendicare Health Services, Inc., 6.875%, 05/01/2014 	5,050,000	4,961,625
HCA, Inc., 6.375%, 01/15/2015	4,825,000	4,841,111
Omnicare, Inc., 6.125%, 06/01/2013	4,775,000	4,643,687
Triad Hospitals, Inc., 7.00%, 11/15/2013	3,845,000	3,897,869

		18,344,292

Pharmaceuticals 0.9%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	3,865,000	3,942,300

INDUSTRIALS 8.9%
Aerospace & Defense 1.2%
Aviall, Inc., 7.625%, 07/01/2011	3,875,000	4,020,312
DRS Technologies, Inc., 6.875%, 11/01/2013	1,475,000	1,471,313

		5,491,625

Commercial Services & Supplies 5.4%
Adesa, Inc., 7.625%, 06/15/2012	4,815,000	4,839,075
Allied Waste North America, Inc., 6.375%, 04/15/2011	4,995,000	4,938,806

2

EVERGREEN SELECT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Corrections Corporation of America, 6.25%, 03/15/2013	$4,800,000	$4,752,000
Geo Group, Inc., 8.25%, 07/15/2013	1,620,000	1,624,050
Mobile Mini, Inc., 9.50%, 07/01/2013	3,375,000	3,729,375
NationsRent Companies, Inc., 9.50%, 10/15/2010	4,825,000	5,307,500

		25,190,806

Machinery 2.1%
Case New Holland, Inc., 9.25%, 08/01/2011	3,875,000	4,165,625
Manitowoc Co., Inc., 7.125%, 11/01/2013	890,000	941,175
Navistar International Corp., 6.25%, 03/01/2012	5,300,000	4,982,000

		10,088,800

Road & Rail 0.2%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	950,000	973,750

INFORMATION TECHNOLOGY 1.0%
IT Services 1.0%
Unisys Corp., 6.875%, 03/15/2010	4,750,000	4,548,125

MATERIALS 13.9%
Chemicals 4.9%
Equistar Chemicals, LP, 10.625%, 05/01/2011	4,100,000	4,530,500
Lyondell Chemical Co., 10.50%, 06/01/2013	4,825,000	5,464,313
Millenium America, Inc., 9.25%, 06/15/2008	4,350,000	4,698,000
Scotts Co., 6.625%, 11/15/2013	4,825,000	4,927,531
Tronox Worldwide, Inc., 9.50%, 12/01/2012 144A	3,000,000	3,142,500
Westlake Chemical Corp., 6.625%, 01/15/2016	100,000	100,625

		22,863,469

Containers & Packaging 2.0%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	4,325,000	4,508,813
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	4,750,000	4,619,375

		9,128,188

Metals & Mining 3.7%
Alaska Steel Corp., 7.75%, 06/15/2012	5,250,000	5,145,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	4,111,000	4,285,717
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	3,000,000	3,202,500
United States Steel Corp., 10.75%, 08/01/2008	4,100,000	4,571,500

		17,204,717

Paper & Forest Products 3.3%
Boise Cascade, LLC, 7.125%, 10/15/2014	4,825,000	4,475,187
Bowater, Inc., 6.50%, 06/15/2013	2,450,000	2,208,063
Buckeye Technologies, Inc., 8.50%, 10/01/2013	4,825,000	4,873,250
Georgia Pacific Corp., 8.125%, 05/15/2011	3,875,000	3,962,187

		15,518,687

TELECOMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 3.1%
Citizens Communications Co., 6.25%, 01/15/2013	4,825,000	4,704,375
Insight Midwest, LP, 10.50%, 11/01/2010	4,575,000	4,843,781
Qwest Communications International, Inc., 7.875%, 09/01/2011	4,660,000	4,951,250

		14,499,406

Wireless Telecommunication Services 1.9%
Rural Cellular Corp., 8.25%, 03/15/2012	3,955,000	4,187,357
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	4,650,000	4,688,939

		8,876,296

3

EVERGREEN SELECT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES 7.5%
Electric Utilities 1.9%
DPL, Inc., 6.875%, 09/01/2011	$1,975,000	$2,113,250
Edison International, 7.73%, 06/15/2009	2,300,000	2,374,750
Reliant Energy, Inc., 6.75%, 12/15/2014	5,000,000	4,325,000

		8,813,000

Independent Power Producers & Energy Traders 4.5%
Mirant Corp., 7.375%, 12/31/2013 144A	4,425,000	4,524,562
NRG Energy, Inc::
7.25%, 02/01/2014 #	4,250,000	4,329,688
8.00%, 12/15/2013  #	1,873,000	2,097,760
Tenaska, Inc., 7.00%, 06/30/2021 144A	4,519,364	4,609,648
Texas Genco, Inc., 6.875%, 12/15/2014 144A 	5,150,000	5,600,625

		21,162,283

Multi-Utilities 1.1%
Aquila, Inc., 14.875%, 07/01/2012	2,300,000	3,116,500
CMS Energy Corp., 7.50%, 01/15/2009	1,800,000	1,863,000

		4,979,500

Total Corporate Bonds (cost $423,280,660)		423,820,436

YANKEE OBLIGATIONS-CORPORATE 5.2%
CONSUMER DISCRETIONARY 1.0%
Media 1.0%
Rogers Cable, Inc., 5.50%, 03/15/2014	4,825,000	4,559,625

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.6%
Celestica, Inc., 7.875%, 07/01/2011	2,830,000	2,865,375

MATERIALS 2.5%
Chemicals 0.7%
Nova Chemicals Corp., 6.50%, 01/15/2012	3,625,000	3,498,125

Containers & Packaging 1.0%
Norampac, Inc., 6.75%, 06/01/2013	4,825,000	4,511,375

Metals & Mining 0.8%
Novelis, Inc., 7.25%, 02/15/2015 144A	3,715,000	3,529,250

TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
Rogers Wireless, Inc., 6.375%, 03/01/2014	5,275,000	5,327,750

Total Yankee Obligations-Corporate (cost $24,990,922)		24,291,500

	Shares	Value

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional Money Market Fund ø ## (cost $16,652,501)	16,652,501	16,652,501

Total Investments (cost $464,924,083) 99.7%		464,764,437
Other Assets and Liabilities 0.3%		1,525,703

Net Assets 100.0%		$466,290,140

4

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $464,978,196. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,282,880 and $7,496,639 respectively, with a net unrealized depreciation of $213,759.

5

EVERGREEN STRATEGIC CORE BOND PORTFOLIO +
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 48.6%
U.S. Treasury Notes, 3.375%, 11/15/2008 (cost $1,105,182)	$1,135,000	$1,102,103

SHORT-TERM INVESTMENTS 40.5%
REPURCHASE AGREEMENT 18.3%
State Street Corp., 1.30%, dated 01/31/2006, maturing 02/01/2006,
maturity value $415,034 (*)	415,019	415,019

MUTUAL FUND SHARES 22.2%
Evergreen Institutional Money Market Fund ø	503,365	503,365
Total Short-Term Investments (cost $918,384)		918,384

Total Investments (cost $2,023,566) 89.1%		2,020,487
Other Assets and Liabilities 10.9%		247,797

Net Assets 100.0%.		$2,268,284

+	Effective at the close of business on March 15, 2006, the Fund was liquidated. Shareholders received Class I shares of Evergreen Money Market Fund.
*	Collateralized by $480,000 FNMA, 4.50%, 01/01/2020, value is $423,468
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FNMA	Federal National Mortgage Association

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,047,225. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $26,738, respectively, with a net unrealized depreciation of $26,738.

1

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Principal Amount
		Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 56.7%
CONSUMER DISCRETIONARY 2.4%
Auto Components 0.2%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	1,724,000	$2,349,509

Automobiles 0.8%
Renault SA, 6.125%, 06/26/2009 EUR	1,500,000	1,974,938
Volkswagen International, 4.125%, 05/22/2009 EUR	5,100,000	6,332,969

		8,307,907

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp., 5.625%, 10/07/2009 EUR	500,000	655,270
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	3,690,000	4,797,032

		5,452,302

Media 0.4%
WPP Group plc, 6.00%, 06/18/2008 EUR	3,000,000	3,863,871

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	1,100,000	2,023,328

Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	1,500,000	1,941,445

CONSUMER STAPLES 3.4%
Beverages 0.4%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,125,000	4,140,856

Food & Staples Retailing 0.7%
Koninklijke Ahold NV, 5.875%, 05/09/2008 EUR	1,600,000	2,041,059
Tesco plc, 4.75%, 04/13/2010 EUR	4,000,000	5,119,203

		7,160,262

Food Products 0.6%
Cadbury Schweppes plc:
4.25%, 06/30/2009 EUR	2,000,000	2,493,986
FRN, 2.79%, 06/29/2007 EUR	2,390,000	2,915,287

		5,409,273

Tobacco 1.7%
British American Tobacco plc:
4.375%, 06/15/2011 EUR	4,000,000	4,993,085
4.875%, 02/25/2009 EUR	3,700,000	4,673,555
5.125%, 07/09/2013 EUR	500,000	647,539
Gallaher Group plc, 5.875%, 08/06/2008 EUR	600,767	775,188
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	3,000,000	5,561,779

		16,651,146

ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 EUR	4,150,000	5,579,434
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,527,355
Transco plc, 7.00%, 12/15/2008 AUD	6,500,000	5,052,462

		15,159,251

FINANCIALS 44.5%
Capital Markets 3.4%
Goldman Sachs Group, Inc., 4.25%, 08/04/2010 EUR	7,000,000	8,785,620
Merrill Lynch & Co., Inc.:
4.625%, 10/02/2013 EUR	500,000	641,087
5.125%, 09/24/2010 GBP	4,500,000	8,117,125
FRN:
2.52%, 02/09/2006 EUR	2,850,000	3,478,470
2.84%, 03/22/2011 EUR	2,500,000	3,059,050

1

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley, FRN, 5.42%, 11/14/2013 GBP	5,050,000	$9,292,520

		33,373,872

Commercial Banks 22.3%
ANZ National International Bank, Ltd., 6.50%, 01/25/2008 NZD	6,970,000	4,736,129
Australia & New Zealand Banking Group, Ltd., 6.00%, 03/01/2010 AUD	5,100,000	3,872,637
Banco Santander Central Hispano SA, 4.00%, 09/10/2010 EUR	10,900,000	13,635,350
BOS International Australia, Ltd., 3.50%, 01/22/2007 CAD	5,100,000	4,444,024
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	2,200,000	2,828,417
DnB NOR ASA, FRN, 2.60%, 06/03/2009 EUR	4,500,000	5,486,432
Eurofima:
5.50%, 09/15/2009 AUD	12,895,000	9,706,239
6.50%, 08/22/2011 AUD	10,000,000	7,862,907
European Investment Bank:
4.25%, 12/07/2010 GBP	6,300,000	11,114,514
5.75%, 09/15/2009 AUD	7,600,000	5,785,241
6.75%, 11/17/2008 NZD	17,475,000	12,028,828
7.50%, 06/01/2016 ZAR	30,000,000	4,910,660
8.00%, 10/21/2013 ZAR	117,695,000	19,697,575
FRN, 2.82%, 08/16/2013 GBP	2,350,000	4,868,137
HBOS Treasury Services plc, FRN:
2.55%, 03/14/2008 EUR	3,300,000	4,023,283
3.84%, 01/19/2010 CAD	20,000,000	17,542,247
International Bank for Reconstruction & Development, 12.50%, 05/14/2012 ZAR	7,500,000	1,502,150
Kreditanstalt für Wiederaufbau:
3.50%, 04/17/2009 EUR	2,620,000	3,223,426
4.75%, 12/07/2010 GBP	12,237,000	22,015,329
6.00%, 09/15/2009 AUD	2,200,000	1,685,409
7.00%, 04/15/2008 ZAR	26,000,000	4,246,899
Landesbank Schleswig Holstein, 4.50%, 01/10/2008 SEK	15,000,000	2,028,515
Landwirtschaftliche Rentenbank:
5.75%, 06/15/2011 AUD	11,700,000	8,859,318
6.00%, 09/15/2009 AUD	9,800,000	7,503,283
National Australia Bank, Ltd., 4.75%, 11/28/2008 CAD	3,020,000	2,677,569
Nationwide Building Society, FRN:
2.39%, 11/01/2008 EUR	3,624,000	4,415,649
3.56%, 11/18/2009 CAD 	17,100,000	15,024,823
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,914,000	1,967,584
Rabobank Nederland, 4.25%, 01/05/2009 CAD	12,420,000	10,885,579
Unicredito Italiano SpA, FRN, 2.59%, 10/23/2008 EUR	1,500,000	1,824,748

		220,402,901

Consumer Finance 5.6%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	4,354,000	5,975,874
American Express Credit Corp., 5.625%, 08/18/2009 GBP	3,000,000	5,490,076
Deutsche Bahn Finance BV, 6.00%, 06/15/2010 EUR	76,000	102,549
General Electric Capital Corp.:
5.25%, 12/10/2013 GBP	6,040,000	11,146,002
6.00%, 06/15/2011 AUD	3,000,000	2,278,632
FRN, 2.54%, 03/31/2008 EUR	1,750,000	2,130,364
HSBC Finance Corp.:
5.125%, 06/24/2009 EUR	193,000	248,181
7.00%, 03/27/2012 GBP	2,440,000	4,818,870
International Lease Finance Corp.:
4.125%, 10/09/2008 EUR	2,000,000	2,482,178
FRN, 2.74%, 11/12/2008 EUR	3,000,000	3,672,770

2

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance continued
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	17,630,000	$11,964,513
Olivetti Finance NV, 6.875%, 01/24/2013 EUR	40,000	56,524
SLM Corp., 6.50%, 06/15/2010 NZD	2,500,000	1,682,795
Toyota Credit Canada:
4.75%, 12/30/2008 CAD	1,620,000	1,440,000
4.75%, 06/29/2009 CAD	2,300,000	2,045,955

		55,535,283

Diversified Financial Services 2.9%
Cedulas TDA, 3.25%, 06/19/2010 EUR	18,100,000	21,975,260
Corporacion Andina De Fomento, 7.625%, 12/06/2010 GBP	742,000	1,470,903
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	2,000,000	2,632,521
Network Rail Finance plc, FRN, 2.45%, 02/27/2007 EUR	2,300,000	2,801,306

		28,879,990

Insurance 0.6%
AIG SunAmerica, Inc.:
5.50%, 03/07/2011 EUR	500,000	665,952
5.625%, 02/01/2012 GBP	2,000,000	3,718,732
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	2,000,000	1,514,949

		5,899,633

Thrifts & Mortgage Finance 9.7%
Britannia Building Society, 8.875%, 09/30/2011 GBP	1,000,000	1,828,598
Canada Mortgage & Housing Corp., Ser. 8, 4.65%, 09/15/2009 CAD	4,400,000	3,922,014
Nykredit, 5.00%, 10/01/2035 DKK	161,426,689	26,674,754
Totalkredit, FRN, 3.07%, 01/01/2015 DKK	385,272,270	63,365,393

		95,790,759

INDUSTRIALS 0.9%
Building Products 0.2%
St. Gobain Nederland BV, 5.00%, 04/16/2010 EUR	1,500,000	1,919,793

Commercial Services & Supplies 0.3%
Agbar International, 6.00%, 11/12/2009 EUR	2,260,000	2,997,479

Electrical Equipment 0.4%
Fimep SA, 11.00%, 02/15/2013 EUR	2,840,000	4,157,374

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	3,238,007

MATERIALS 0.7%
Chemicals 0.2%
The BOC Group plc, 5.875%, 04/29/2009 GBP	1,187,000	2,173,366

Containers & Packaging 0.1%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	500,000	628,457

Metals & Mining 0.4%
Anglo American plc, 5.125%, 12/15/2010 GBP	2,000,000	3,592,629

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG, 7.125%, 07/11/2011 EUR	2,000,000	2,774,951
France Telecom:
4.625%, 01/23/2012 EUR	3,000,000	3,797,221
7.00%, 03/14/2008 EUR	190,000	247,442
7.75%, 03/14/2011 GBP	2,000,000	3,980,929
FRN, 2.77%, 01/23/2007 EUR	2,018,000	2,460,559

3

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Telenet Communications, Inc., 9.00%, 12/15/2013 EUR	2,000,000	$2,730,274
Valentia Telecommunications, Ltd., 7.25%, 08/15/2013 EUR	500,000	666,500

		16,657,876

UTILITIES 1.2%
Electric Utilities 0.3%
Iberdrola International BV, 4.875%, 02/18/2013 EUR	500,000	649,396
International Endesa BV:
4.375%, 06/18/2009 EUR	2,000,000	2,509,446
5.375%, 02/21/2013 EUR	46,000	61,276

		3,220,118

Multi-Utilities 0.4%
Centrica plc, 5.875%, 11/02/2012 GBP	2,000,000	3,706,069

Water Utilities 0.5%
Vivendi Environment, 5.875%, 02/01/2012 EUR	4,000,000	5,440,096

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $558,696,990)		560,072,852

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 36.7%
Australia, FRN, 5.43%, 08/20/2015 AUD	32,940,000	39,102,664
Canada:
4.10%, 12/15/2008 CAD	18,800,000	16,473,909
4.25%, 12/01/2021 CAD	908,075	1,098,659
Colombia, 11.375%, 01/31/2008 EUR	1,700,000	2,369,159
France, FRN, 1.67%, 07/25/2015 EUR	25,500,000	31,775,043
Hong Kong, 4.76%, 06/18/2007 HKD	216,150,000	28,250,112
Hungary, 9.25%, 10/12/2007 HUF	5,675,500,000	28,526,525
Mexico:
7.375%, 03/13/2008 EUR	500,000	658,952
10.00%, 12/05/2024 MXN	263,000,000	29,024,338
New Zealand:
6.00%, 04/15/2015 NZD	3,405,000	2,364,327
6.50%, 04/15/2013 NZD	17,370,000	12,380,267
Norway:
5.00%, 05/15/2015 NOK	62,700,000	10,328,846
5.50%, 05/15/2009 NOK	214,000,000	34,348,065
Ontario Province:
4.00%, 01/22/2009 CAD	14,000,000	12,215,830
4.50%, 04/17/2008 CAD	5,850,000	5,166,962
Poland:
8.50%, 05/12/2006 PLN	32,346,000	10,414,920
8.50%, 05/12/2007 PLN	51,300,000	17,158,122
Quebec Province:
4.25%, 07/09/2010 CAD	1,900,000	1,660,904
5.625%, 06/21/2011 EUR	4,620,000	6,233,257
Sweden:
5.25%, 03/15/2011 SEK	198,110,000	28,527,234
5.50%, 10/08/2012 SEK	141,410,000	20,986,827
Turkey, 9.875%, 01/24/2008 EUR	500,000	680,834
Ukraine, 10.00%, 03/15/2007 EUR	168,012	212,864
United Kingdom, FRN:
6.18%, 05/20/2009 GBP	963,000	4,287,955
6.39%, 08/23/2011 GBP	3,875,000	18,581,958

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $368,646,948)		362,828,533

4

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount
		Value

YANKEE OBLIGATIONS-CORPORATE 0.1%
FINANCIALS 0.1%
Capital Markets 0.1%
UBS Luxembourg SA, FRN, 6.38%, 10/24/2006	$700,000	$710,220

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	533,685

Total Yankee Obligations-Corporate (cost $1,196,533)		1,243,905

YANKEE OBLIGATIONS-GOVERNMENT 0.1%
Egypt, 8.75%, 07/11/2011	500,000	591,875
Malaysia, 7.50%, 07/15/2011	500,000	557,108

Total Yankee Obligations-Government (cost $1,020,329)		1,148,983

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Money Market Fund ø (cost $24,416,599)	24,416,599	24,416,599

Total Investments (cost $953,977,399) 96.1%		949,710,872
Other Assets and Liabilities 3.9%		38,748,506

Net Assets 100.0%		$988,459,378

	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of January 31, 2006:

United Kingdom	11.9%	Hong Kong	3.0%
Denmark	9.7%	Poland	3.0%
United States	9.0%	New Zealand	1.6%
Germany	7.3%	Switzerland	0.8%
Australia	7.1%	Cayman Islands	0.8%
France	7.0%	Belgium	0.3%
Luxembourg	6.7%	Colombia	0.3%
Canada	6.0%	Italy	0.2%
Norway	5.4%	Venezuela	0.2%
Sweden	5.3%	Turkey	0.1%
Netherlands	3.9%	Ireland	0.1%
Spain	3.8%	Egypt	0.1%
Mexico	3.2%	Malaysia	0.1%
Hungary	3.1%
			100.0%

5

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS c ontinued

January 31, 2006 (unaudited)

At January 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2006		U.S. Value at January 31, 2006	Unrealized Gain (Loss)
			In Exchange for

03/24/2006	11,227,867,560 JPY	$96,643,210	604,136,000 DKK	$ 98,834,695	$ (2,191,485)
04/10/2006	19,000,000,000 JPY	163,898,790	137,344,268 EUR	167,873,822	(3,975,032)
04/10/2006	63,918,965 EUR	78,127,184	8,858,785,000 JPY	76,418,113	1,709,071)
04/10/2006	3,548,000,000 JPY	30,605,942	25,397,280 EUR	31,042,711	(436,769)
04/10/2006	9,576,143,520 JPY	82,426,093	47,496,000 GBP	84,728,177	(2,302,084)
04/10/2006	7,235,942,700 JPY	62,282,952	35,930,000 GBP	64,095,574	(1,812,622)

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $958,160,726. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,290,197 and $18,740,051, respectively, with a net unrealized depreciation of $8,449,854.

6

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

By:  /s/ Kasey Phillips
       ________________________
       Kasey Phillips
       Principal Financial Officer

Date: March 31, 2006